Movements in Warranty Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Balance, beginning of year	$ 9,342	$ 5,822	$ 4,172
Warranty liabilities assumed in connection with acquisitions		15
Provision made during the year	12,714	13,165	9,007
Settlement made during the year	(10,789)	(9,660)	(7,357)
Foreign currency translation adjustments	150
Balance, end of year	$ 11,417	$ 9,342	$ 5,822